Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentration of Credit Risk
Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk
The Corporation is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include loan commitments and standby letters of credit. The instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated financial statements.

The Corporation’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for loan commitments and standby letters of credit is represented by the contractual amount of those instruments. The Corporation uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments. Since many of the loan commitments may expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan commitments to customers.

The total amounts of off-balance sheet financial instruments with credit risk were as follows:

December 31 (In thousands)	2015	2014
Loan commitments	$888,411	$869,793
Standby letters of credit	12,326	12,473

The loan commitments are generally for variable rates of interest.

The Corporation grants retail, commercial and commercial real estate loans to customers primarily located in Ohio. The Corporation evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Corporation upon extension of credit, is based on management’s credit evaluation of the customer. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Although the Corporation has a diversified loan portfolio, a substantial portion of the borrowers’ ability to honor their contracts is dependent upon the economic conditions in each borrower’s geographic location and industry.